Related-Party Transactions (Details Narrative) - USD ($)								12 Months Ended
	Jan. 31, 2022	Nov. 15, 2021	Oct. 15, 2021	May 17, 2021	Apr. 23, 2021	Apr. 15, 2021	Jan. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 22, 2022	Dec. 04, 2021	Sep. 30, 2021	Oct. 13, 2020
Related Party Transaction [Line Items]
Related party receivables								$ 1,440	$ 170,591
Management Fee, Description								The Company pays the Manager an annual fee equal to 1% of the outstanding aggregate principal balances of the Private Placement Notes and 1.3% of outstanding Public Demand Notes.
Management Fee Expense								$ 140,959	13,972
Related party payables								84,461	7,644
Notes payable								10,162,124	1,926
Affiliated note receivable								10,393,206	871,232
Interest income								524,748
Interest								291,160	7,200
Purchase of investment property								7,337,436
Increase in members deficit								720,758
Colpitts Sunset LLC [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date						Apr. 01, 2023	Jun. 30, 2021
Notes Receivable [Member]
Related Party Transaction [Line Items]
Interest income								98,000
Affiliated Entity [Member] | Notes Receivable [Member]
Related Party Transaction [Line Items]
Outstanding principal amount								2,000,000
Interest reserve					$ 52,000			150,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate	7.50%
Debt instrument, maturity date	Mar. 01, 2023
Interest	$ 37,406
Minority Co Owners [Member]
Related Party Transaction [Line Items]
Outstanding principal amount					$ 2,000,000			1,948,000
Interest rate					8.00%
Colpitts Sunset LLC [Member]
Related Party Transaction [Line Items]
Outstanding principal amount								3,739,777	871,232
Interest rate													10.00%
Colpitts Sunset LLC [Member] | Notes Receivable [Member]
Related Party Transaction [Line Items]
Interest income								283,959	7,200
Broadway LLC [Member]
Related Party Transaction [Line Items]
Outstanding principal amount				$ 1,200,000				2,647,429			$ 2,700,000
Interest rate				10.00%
Interest reserve								133,988
Interest income								81,417
Debt instrument, maturity date				Dec. 01, 2022
CSTwo Real Estate Development LLC [Member]
Related Party Transaction [Line Items]
Outstanding principal amount								$ 2,058,000				$ 2,000,000
Interest rate								12.00%
Interest income								$ 58,000
Debt instrument, maturity date								Sep. 01, 2022
ICap Brislawn LLC [Member]
Related Party Transaction [Line Items]
Outstanding principal amount			$ 1,069,895
Interest rate			10.00%
Debt instrument, maturity date			Dec. 31, 2021
Interest			$ 1,073,267
Private Placement Secured Demand Notes [Member]
Related Party Transaction [Line Items]
Debt instrument, description								Private Placement Notes accrued interest at the rate of 2.00% per annum, based on a 365-day year, compounded daily; provided, however, that if an investor agreed to forego the right to make a demand for payment during the first year after issuance, the interest rate for that year will be 3.00%, and then would revert to the standard 2.00% for following periods. The Company was able to increase and subsequently decrease the interest rate at its discretion, provided the rate would not drop below 2.00% or 3.00% for the first year as applicable.
Private Placement Secured Demand Notes [Member] | ICap International Investments, LLC [Member]
Related Party Transaction [Line Items]
Notes payable								$ 10,159,918		$ 1,755,467
Private Placement Secured Demand Notes [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes payable										1,077
Private Placement Secured Demand Notes [Member] | Management Employees [Member]
Related Party Transaction [Line Items]
Notes payable								93,261	$ 19,342	1,140
Private Placement Secured Demand Notes [Member] | Employees [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Notes payable										$ 74,414
Notes One [Member]
Related Party Transaction [Line Items]
Debt instrument face amount								$ 3,500,000
Notes One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest rate								0.10%
Debt instrument face amount								$ 1,500,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Debt instrument, description								Related party payables represent 45% and 14% of total payables and accrued expenses at December 31, 2021 and 2020, respectively.
Five Townhomes [Member]
Related Party Transaction [Line Items]
Payments for Commissions		$ 38,750